Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable.
Schedule of components of accounts receivable

	As of December 31,
	2014	2015
	RMB	RMB
Components of accounts receivable are as follows:
Delivery service providers(a)	33,671	135,050
Other trade receivables(b)	—	190,792
Other	7,776	25,581

Total	41,447	351,423

Note	a: For certain sales transactions, delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.
Note	b: The Group provides consumer financing to certain customers as part of the Group's internet financing activities conducted since 2015.

Schedule of accounts receivable for more than 10%
	As of December 31,
	2014	2015
Delivery service provider A	81%	—